FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT (Tables)	6 Months Ended	12 Months Ended
	Apr. 30, 2022	Oct. 31, 2021
Fair Value Disclosures [Abstract]
SCHEDULE OF CLASSIFICATION OF FINANCIAL INSTRUMENTS

The Company’s classification of its financial instruments is as follows:

Financial Instruments	Measurement Method	Associated Risk	Fair Value at April 30, 2022 ($)
Cash	FVTPL	Credit and currency	774,409
Other receivables	Amortized cost	Credit and currency	50,765
Subscription receivable	Amortized cost	Credit and currency	185,000
Deposits held by related parties	Amortized cost	Credit and currency	388,757
Accounts payable and accrued liabilities	Amortized cost	Currency	2,715,924
Due to related parties	Amortized cost	Currency	1,253,280
Convertible debenture, net	Amortized cost and FVTPL	Currency	1,783,584
Warrant liability	FVTPL	Currency	2,468,261

The Company’s classification of its financial instruments is as follows:

Financial Instruments	Measurement Method	Associated Risk	Fair Value at October 31, 2021 ($)
Cash	FVTPL	Credit and currency	462,360
Amounts receivable	Amortized cost	Credit and currency	151,485
Deposits held by related parties	Amortized cost	Credit and currency	486,462
Accounts payable and accrued liabilities	Amortized cost	Currency	1,989,316
Due to related parties	Amortized cost	Currency	1,026,817
Convertible debenture	Amortized cost	Currency	107
Convertible debenture - derivative liability	FVTPL	Currency	7,449,700

SCHEDULE OF FOREIGN CURRENCY RISK
April 30, 2022
CA$
Cash	208,683
Other receivables	64,930
Accounts payable and accrued liabilities	(1,511,845)
Due to related parties	(765,409)
Total	(2,003,641)

October 31, 2021
$
Cash	186,627
Deposits held by related parties	486,462
Accounts payable and accrued liabilities	(773,011)
Due to related parties	(467,500)
Convertible debenture	(1,500,000)
Total	(2,067,422)